INVESTMENTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Investment Balance at December 31, 2017	$ 156,073
Investment and Advances	12,978,881
Share of Net Loss	(385,110)	$ (147,056)
Changes in Fair value	(2,087,912)
Investment Balance at December 31, 2018	10,661,932	156,073
CCTP
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Investment Balance at December 31, 2017	156,073
Investment and Advances	104,027
Share of Net Loss	(88,631)	(147,056)
Changes in Fair value	0
Investment Balance at December 31, 2018	171,469	156,073
GWAH
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Investment Balance at December 31, 2017	0
Investment and Advances	1,000,000
Share of Net Loss	(115,186)
Changes in Fair value	0
Investment Balance at December 31, 2018	884,814	0
O'Cannabis
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Investment Balance at December 31, 2017	0
Investment and Advances	500,000
Share of Net Loss	0
Changes in Fair value	0
Investment Balance at December 31, 2018	500,000	0
Stenocare
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Investment Balance at December 31, 2017	0
Investment and Advances	487,804
Share of Net Loss	(140,623)
Changes in Fair value	0
Investment Balance at December 31, 2018	347,181	0
NAC
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Investment Balance at December 31, 2017	0
Investment and Advances	5,000,000
Share of Net Loss	0
Changes in Fair value	(2,087,912)
Investment Balance at December 31, 2018	2,912,088	0
Cannatrek
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Investment Balance at December 31, 2017	0
Investment and Advances	5,887,050
Share of Net Loss	(40,670)
Changes in Fair value	0
Investment Balance at December 31, 2018	$ 5,846,380	$ 0